VY T Rowe Price Growth Equity Portfolio Investment Strategy - VY T Rowe Price Growth Equity Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. For this Portfolio, the sub-adviser (the “Sub-Adviser”) defines large-capitalization companies as those, at the time of purchase, with market capitalizations within the range of companies included in the S&P 500® Index. The Portfolio concentrates its investments in growth companies. The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, the Sub-Adviser seeks companies with a lucrative niche in the economy that the Sub-Adviser believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. The Portfolio may also purchase, to a limited extent, foreign (non-U.S.) stocks, hybrid securities, futures, and forward foreign currency exchange contracts, in keeping with its investment objectives. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio's foreign (non-U.S.) holdings from unfavorable changes in foreign currency exchange rates. The Portfolio may have exposure to foreign (non-U.S.) currencies through its investment in foreign (non-U.S.) securities, its direct holdings of foreign (non-U.S.) currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign (non-U.S.) currency at a future date. The Portfolio's investments in foreign (non-U.S.) securities, including emerging markets, are limited to 30% of the Portfolio’s assets. Countries with emerging markets include any country not included within the MSCI World Index. The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the consumer discretionary and technology-related sectors. The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder, in affiliated and internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign (non-U.S.) dollar denominated money market securities and U.S. and foreign (non-U.S.) dollar currencies. In pursuing its investment objectives, the Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. The Sub-Adviser integrates environmental, social, and governance (“ESG”) factors into its investment research process for certain investments. While ESG matters vary widely, the Sub-Adviser generally considers ESG factors such as climate change, resource depletion, labor standards, diversity, human rights issues, and governance structure and practices. For certain types of investments, including, but not limited to, cash, currency positions, and particular types of derivatives, an ESG analysis may not be relevant or possible due to a lack of data. Where ESG considerations are integrated into the investment research process, the Sub-Adviser focuses on the ESG factors it considers most likely to have a material impact on the performance of the holdings in the Portfolio’s portfolio. The Sub-Adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the Portfolio. The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The Sub-Adviser may sell assets for a variety of reasons, including in response to a change in the Sub-Adviser’s original investment considerations, to limit losses, to adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.